Fair Value Measurements (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Fair value of the company financial instruments and other non financial assets
Derivative instruments (note 15)	$ (547,834)
Vessels and equipment	7,868,361	6,771,375
Vessels held for sale carrying value	19,000
Investment in term loans (note 4)	186,844	116,014
Loans to equity accounted investees and joint venture partners carrying value	85,248	32,750
Loans from equity accounted investees carrying value		59
Carrying Amount Asset (Liability) [Member] | Fair Value, Measurements, Recurring [Member]
Fair value of the company financial instruments and other non financial assets
Investment in term loans (note 4)	189,666	116,014
Loans to equity accounted investees and joint venture partners carrying value	85,248	32,750
Loans from equity accounted investees carrying value	0	(59)
Long-term debt (note 8)	(5,444,373)	(4,432,064)
Carrying Amount Asset (Liability) [Member] | Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Fair value of the company financial instruments and other non financial assets
Cash and cash equivalents, restricted cash, and marketable securities	1,200,063	1,377,399
Carrying Amount Asset (Liability) [Member] | Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Fair value of the company financial instruments and other non financial assets
Vessels held for sale carrying value	19,000	0
Carrying Amount Asset (Liability) [Member] | Fair Value, Measurements, Nonrecurring [Member] | Level 2 [Member]
Fair value of the company financial instruments and other non financial assets
Vessels and equipment	118,682	0
Carrying Amount Asset (Liability) [Member] | Fair Value, Measurements, Nonrecurring [Member] | Level 3 [Member]
Fair value of the company financial instruments and other non financial assets
Equity accounted investments, carrying value	9,623	0
Carrying Amount Asset (Liability) [Member] | Interest Rate Swap Agreements [Member] | Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Fair value of the company financial instruments and other non financial assets
Derivative instruments (note 15)	(707,437)	(557,991)
Carrying Amount Asset (Liability) [Member] | Interest Rate Swap Agreements 1 [Member] | Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Fair value of the company financial instruments and other non financial assets
Derivative instruments (note 15)	159,603	66,869
Carrying Amount Asset (Liability) [Member] | Cross currency swap agreement [Member] | Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Fair value of the company financial instruments and other non financial assets
Derivative instruments (note 15)	2,677	4,233
Carrying Amount Asset (Liability) [Member] | Foreign currency contracts [Member] | Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Fair value of the company financial instruments and other non financial assets
Derivative instruments (note 15)	(4,362)	11,375
Carrying Amount Asset (Liability) [Member] | Foinaven embedded derivative [Member] | Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Fair value of the company financial instruments and other non financial assets
Derivative instruments (note 15)	3,385	(3,500)
Fair Value Asset (Liability) [Member] | Fair Value, Measurements, Recurring [Member]
Fair value of the company financial instruments and other non financial assets
Investment in term loans (note 4)	190,939	120,837
Loans to equity accounted investees and joint venture partners fair value	85,248	32,750
Loans from equity accounted investees fair Value	0	(59)
Long-term debt (note 8)	(5,072,214)	(4,192,646)
Fair Value Asset (Liability) [Member] | Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Fair value of the company financial instruments and other non financial assets
Cash and cash equivalents, restricted cash, and marketable securities	1,200,063	1,377,399
Fair Value Asset (Liability) [Member] | Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Fair value of the company financial instruments and other non financial assets
Vessels held for sale fair value	19,000	0
Fair Value Asset (Liability) [Member] | Fair Value, Measurements, Nonrecurring [Member] | Level 2 [Member]
Fair value of the company financial instruments and other non financial assets
Vessels and equipment fair value	118,682	0
Fair Value Asset (Liability) [Member] | Fair Value, Measurements, Nonrecurring [Member] | Level 3 [Member]
Fair value of the company financial instruments and other non financial assets
Equity accounted investments, fair value	9,623	0
Fair Value Asset (Liability) [Member] | Interest Rate Swap Agreements [Member] | Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Fair value of the company financial instruments and other non financial assets
Derivative instruments (note 15)	(707,437)	(557,991)
Fair Value Asset (Liability) [Member] | Interest Rate Swap Agreements 1 [Member] | Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Fair value of the company financial instruments and other non financial assets
Derivative instruments (note 15)	159,603	66,869
Fair Value Asset (Liability) [Member] | Cross currency swap agreement [Member] | Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Fair value of the company financial instruments and other non financial assets
Derivative instruments (note 15)	2,677	4,233
Fair Value Asset (Liability) [Member] | Foreign currency contracts [Member] | Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Fair value of the company financial instruments and other non financial assets
Derivative instruments (note 15)	(4,362)	11,375
Fair Value Asset (Liability) [Member] | Foinaven embedded derivative [Member] | Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Fair value of the company financial instruments and other non financial assets
Derivative instruments (note 15)	$ 3,385	$ (3,500)